245 Summer Street

Fidelity® Investments

Boston, MA 02210

July 31, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Rutland Square Trust II (the trust): File Nos. 333-139427 and 811-21991

Strategic Advisers Alternatives Fund

Strategic Advisers Fidelity Alternatives Fund

Strategic Advisers Fidelity Core Income Fund

Strategic Advisers Fidelity Emerging Markets Fund

Strategic Advisers Fidelity Short Duration Fund

Strategic Advisers Fidelity U.S. Total Stock Fund

Strategic Advisers Municipal Bond Fund

Strategic Advisers Short Duration Fund

Strategic Advisers Tax-Sensitive Short Duration Fund

Strategic Advisers U.S. Total Stock Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust